GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Selling, general and administrative expense [abstract]
Corporate administration	$ 12,391	$ 9,001
Salaries and benefits	21,764	17,217
Audit, legal and professional fees	13,133	10,229
Filing and listing fees	967	1,076
Directors' fees and expenses	752	583
Depreciation	1,358	1,491
Total selling, general and administrative expense	$ 50,365	$ 39,597